Offsetting financial assets (Detail) - USD ($) $ in Billions	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Derivative financial instruments
Disclosure Of Offsetting Of Financial Assets [Line Items]
Assets based on IFRS netting	$ 124.0	$ 114.3	$ 150.1
Further netting potential not recognized on the balance sheet	(114.0)	(105.4)	(139.4)
of which: netting of recognized financial liabilities	(92.8)	(84.9)	(110.9)
of which: netting with collateral received	(21.2)	(20.5)	(28.5)
Assets, after consideration of further netting potential	10.1	8.8	10.7
Cash collateral receivables on derivative instruments
Disclosure Of Offsetting Of Financial Assets [Line Items]
Assets based on IFRS netting	35.1	32.7	35.0
Further netting potential not recognized on the balance sheet	(22.9)	(18.6)	(22.9)
of which: netting of recognized financial liabilities	(20.3)	(15.6)	(20.9)
of which: netting with collateral received	(2.6)	(3.0)	(1.9)
Assets, after consideration of further netting potential	$ 12.1	$ 14.1	$ 12.1